Contingencies and guarantees - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2019 USD ($) Lawsuits	Dec. 31, 2018 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of contingent liabilities [line items]
Outstanding letters of credit	$ 33,000,000	$ 29,000,000
Guarantees of loans made to equity accounted investments	55,000,000	43,000,000
Other contingent liabilities	0	0
Security Incidents [member]
Disclosure of contingent liabilities [line items]
Provision		$ 0	$ 5,000,000
Litigation settlement amount	$ 3,000,000
Number of lawsuits filed againsts group | Lawsuits	4
Security Incidents [member] | One of the Four Lawsuits [Member] | Maximum [member]
Disclosure of contingent liabilities [line items]
Litigation settlement amount	$ 2,000,000
Americas security incident [member]
Disclosure of contingent liabilities [line items]
Number of managed properties affected by security incident			12